Other Financial Assets	12 Months Ended
Dec. 31, 2021
Disclosure of financial assets [abstract]
OTHER FINANCIAL ASSETS [Text Block]
14. OTHER FINANCIAL ASSETS

As at December 31, 2021, other financial assets consists of the Company’s investment in marketable securities comprised of the following:

	December 31, 2021	December 31, 2020
FVTPL marketable securities (a)	$10,851	$13,876
FVTOCI marketable securities (b)	15,635	22,443
Total other financial assets	$26,486	$36,319

(a)Fair Value through Profit or Loss ("FVTPL") Marketable Securities
Loss in marketable securities designated as FVTPL for the year ended December 31, 2021 was $2.1 million (2020 - gain of $2.0 million), and was recorded through profit or loss.

(b)Fair Value through Other Comprehensive Income ("FVTOCI") Marketable Securities
Changes in fair value of marketable securities designated as FVTOCI for the year ended December 31, 2021 was a loss of $13.9 million (2020 - gain of $10.5 million), net of tax, and were recorded through other comprehensive income and will not be transferred into earnings or loss upon disposition or impairment.